Summary of Significant Accounting Policies (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of diluted net loss per share	2,400,315	2,414,303
Common stock warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of diluted net loss per share	9,305,790	3,075,471
Earnout Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of diluted net loss per share	22,209,280
Earnout Shares from exercised Substitute Options and Substitute Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of diluted net loss per share	1,229,925